Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Net deferred tax asset	$ 84,041	$ 60,632
Non-current deferred tax assets	87,972	67,802
Non-current deferred tax liabilities	3,931	$ 7,170
Temporary differences related to investments in foreign subsidiaries	275,654
Tax Year 2009 to 2017
Income Taxes [Line Items]
Estimate of possible loss	$ 211,000